PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS, NET - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 5,532
Depreciation during the year	3,021	$ 690
Ending Balance	30,268	5,532
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7,177	4,286
Additions during the year	4,578	2,615
Additions related to acquisitions	23,130
Foreign currency translation	132	276
Ending Balance	35,017	7,177
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,645)	(894)
Depreciation during the year	3,021	690
Foreign currency translation	83	61
Ending Balance	(4,749)	(1,645)
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,293
Ending Balance	21,414	2,293
Buildings and improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,477	1,675
Additions during the year	1,932	705
Additions related to acquisitions	18,828
Foreign currency translation	(81)	97
Ending Balance	23,156	2,477
Buildings and improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(184)	(46)
Depreciation during the year	1,554	132
Foreign currency translation	4	6
Ending Balance	(1,742)	(184)
Greenhouse production equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,842
Ending Balance	6,318	1,842
Greenhouse production equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,761	1,534
Additions during the year	1,846	1,123
Additions related to acquisitions	3,584
Foreign currency translation	79	104
Ending Balance	8,270	2,761
Greenhouse production equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(919)	(534)
Depreciation during the year	993	350
Foreign currency translation	40	35
Ending Balance	(1,952)	(919)
Greenhouse structure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,151
Ending Balance	1,506	1,151
Greenhouse structure [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,595	884
Additions during the year	508	648
Additions related to acquisitions	0
Foreign currency translation	79	63
Ending Balance	2,182	1,595
Greenhouse structure [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(444)	(280)
Depreciation during the year	206	147
Foreign currency translation	26	17
Ending Balance	(676)	(444)
Computer, software and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	198
Ending Balance	706	198
Computer, software and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	279	174
Additions during the year	261	95
Additions related to acquisitions	455
Foreign currency translation	44	10
Ending Balance	1,039	279
Computer, software and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(81)	(26)
Depreciation during the year	241	52
Foreign currency translation	11	3
Ending Balance	(333)	(81)
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	48
Ending Balance	324	48
Motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	65	19
Additions during the year	31	44
Additions related to acquisitions	263
Foreign currency translation	11	2
Ending Balance	370	65
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(17)	(8)
Depreciation during the year	27	9
Foreign currency translation	2	0
Ending Balance	$ (46)	$ (17)